Investment Objectives and Goals - T. Rowe Price Tax-Free High Yield Fund	Apr. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY
Objective [Heading]	Investment Objective(s)
Objective, Primary [Text Block]	The fund seeks to provide a high level of income exempt from federal income taxes by investing primarily in long-term low- to upper-medium-grade municipal securities.